Subsequent event (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
		Mar. 11, 2019 CAD ($) shares $ / shares	Mar. 06, 2019 CAD ($) $ / shares shares	Feb. 15, 2018 CAD ($) $ / shares shares	Jun. 21, 2017 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued in public offering | shares				2,246,094	2,403,846
Shares issued price per share in public offering | $ / shares				$ 6.40	$ 4.16
Proceeds from public offering				$ 14,375	$ 10,000	$ 14,375	$ 10,000
Exercised options to purchase common stock | shares	[1]					626,875	627,256
Proceeds from options exercises						$ 391	$ 109
Commissions and offering expenses				$ 863	$ 600	$ 1,148	$ 990
Shares issued in public offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued in public offering | shares			4,900,000
Shares issued price per share in public offering | $ / shares			$ 5.45
Proceeds from public offering			$ 26,700
Underwriters [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercised options to purchase common stock | shares		504,855
Exercise price of option | $ / shares		$ 5.45
Additional proceeds from options exercises		$ 2,750
Proceeds from options exercises		29,460
Commissions and offering expenses		$ 2,000

[1]	Of the 626,875 (2017 - 627,256) options exercised, 443,748 (2017 - 548,833) elected the cashless exercise, under which 297,626 shares (2017 - 238,130) were issued. These options would have otherwise been exercisable for proceeds of $975 (2017 - $1,227) on the exercise date.